INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 76,065	$ 59,435
Finite-Lived Intangible Assets, Accumulated Amortization	44,255	37,294
Intangible assets, net	31,810	22,141
Technology
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	42,669	28,819
Customer relations
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	17,603	17,603
Non-Competition agreement
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	127	127
Customer data
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	12,043	12,043
Domain
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	552	552
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	291	291
Trade Names [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 2,780	$ 0